As filed with the Securities and Exchange Commission on December 23, 2015
Securities Act File No. 333-123779
Investment Company Act File No. 811-21744

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒
(Check appropriate box or boxes) __________________
FDP Series, Inc.
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski FDP Series, Inc. 55 East 52nd Street New York, New York 10055 United States of America

(Name and Address of Agent for Service)
Copies to:
Counsel for the Fund:
Margery K. Neale, Esq.	Benjamin Archibald, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on January 22, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 20 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 22 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of FDP Series, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 22, 2016, the effectiveness of the registration statement for FDP Series, Inc., filed in Post-Effective Amendment No. 19 on October 27, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 20 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, FDP Series, Inc. (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on December 23, 2015.

FDP SERIES, INC.

(REGISTRANT)

By: /s/ JOHN M. PERLOWSKI

(John M. Perlowski,

President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive	December 23, 2015
John M. Perlowski	Officer (Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	December 23, 2015
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)
VALERIE G. BROWN*	Director
(Valerie G. Brown)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Director
(John F. O’Brien)

	DONALD C. OPATRNY*	Director
(Donald C. Opatrny)
	ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

	DAVID H. WALSH*	Director
(David H. Walsh)

	FRED G. WEISS*	Director
(Fred G. Weiss)

	ROBERT FAIRBAIRN*	Director
(Robert Fairbairn

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD		December 23, 2015
Benjamin Archibald (Attorney-in-Fact)